Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign earnings		$ 0	$ 0
Evolv Technologies Holdings, Inc.
Foreign earnings	$ 0